GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Class A, Class B, Class C, Class R, Class IR, Institutional and
Service Shares (as applicable) of the

Goldman Sachs Balanced Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Small Cap Growth Fund
(collectively, the “Funds”)

Supplement dated February 22, 2010 to the
Prospectuses dated February 27, 2009

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS team’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Team

•	The QIS team consists of over 110 professionals, including 12 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

William J. Fallon, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies Alpha Strategies, Head of Research	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2010 2010 2010 2010 2010 2010	Mr. Fallon joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. He is Co-Chief Investment Officer of Alpha Strategies and Head of Research.

Andrew Alford, Ph.D. Managing Director	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2007 2007 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and took on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. William Fallon, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer of Alpha Strategies as well as the Head of Research. Andrew Alford, Ph.D., is a Managing Director and Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Portfolio Manager— Balanced (Equity)	Since 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Don Mulvihill Managing Director, Co-Chief Investment Officer Customized Beta Strategies, Portfolio Manager	Portfolio Manager— Balanced (Equity)	Since 2006	Mr. Mulvihill joined the Investment Adviser in 1981 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999. Mr. Mulvihill became the Co-Chief Investment Officer Customized Beta Strategies in 2010.

Monali Vora, CFA Vice President, Portfolio Manager	Portfolio Manager—Balanced (Equity)	Since 2009	Ms. Vora is a member of the Taxable Investment Strategies team which she joined in 2006. Prior to working in the Taxable Investment Strategies team, she spent five years as a member of the Equity Portfolio Implementation team. Ms. Vora joined GSAM in 2000.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Fund’s investment process. Don Mulvihill, Co-Chief Investment Officer of Customized Beta Strategies, is the Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact. Monali Vora, CFA, is a Portfolio Manager and is also responsible for taxable portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers” section of the Service Shares Prospectus:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS team’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Team

•	The QIS team consists of over 110 professionals, including 12 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

William J. Fallon, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies Alpha Strategies, Head of Research	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2010 2010 2010 2010	Mr. Fallon joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. He is Co-Chief Investment Officer of Alpha Strategies and Head of Research.

Andrew Alford, Ph.D. Managing Director	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and took on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. William Fallon, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer of Alpha Strategies as well as the Head of Research. Andrew Alford, Ph.D., is a Managing Director and Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of the Class R and Class IR Shares Prospectus:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS team’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Team

•	The QIS team consists of over 110 professionals, including 12 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

William J. Fallon, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies Alpha Strategies, Head of Research	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2010 2010 2010 2010 2010 2010	Mr. Fallon joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. He is Co-Chief Investment Officer of Alpha Strategies and Head of Research.

Andrew Alford, Ph.D. Managing Director	Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2007 2007 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and took on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. William Fallon, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer of Alpha Strategies as well as the Head of Research. Andrew Alford, Ph.D., is a Managing Director and Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

STDOMFMSTK 2-10

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